Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Contract Liabilities
Schedule of contract liabilities

		Amortization for		Amortization for
	Balance of	the year ended	Balance of	the six Months	Balance of
	December 31,	December 31,	December 31,	ended June 30,	June 30,
(U.S. Dollars in thousands)	2021	2022	2022	2023	2023
Contract liabilities:
Unfavourable contract rights	$(2,169)	$1,518	$(651)	$583	$(68)
Total amortization income		$1,518		$583

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$(68)
2024	—
2025	—
2026	—
2027	—
2028	—
Total	$(68)